Lawsuits, Claims, Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Unrecorded Unconditional Purchase Obligation [Line Items]
Bankruptcy claims dismissed by bankruptcy court			$ 14
Commitments under contracts	$ 10	$ 6
Agreement to purchase natural gas	4	14
New Road Access
Unrecorded Unconditional Purchase Obligation [Line Items]
Commitments under contracts	$ 9	$ 9
Commitments under contracts, percentage of variable component	50.00%	50.00%
Commitment based on variable components	$ 12	$ 12